ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.6%
Communication Services	10.3%
Alphabet, Inc. - Class C(a)		511	$722,355
Comcast Corp. - Class A		8,717	339,789
Electronic Arts, Inc.(a)		3,458	456,629
Walt Disney (The) Co.		2,985	332,857
			1,851,630
Consumer Discretionary	14.7%
Amazon.com, Inc.(a)		341	940,757
Booking Holdings, Inc.(a)		174	277,067
Dollar General Corp.		1,678	319,676
Home Depot (The), Inc.		1,076	269,549
NIKE, Inc. - Class B		1,879	184,236
O'Reilly Automotive, Inc.(a)		436	183,848
Ross Stores, Inc.		3,586	305,671
Starbucks Corp.		2,247	165,357
			2,646,161
Consumer Staples	16.0%
Alimentation Couche-Tard, Inc. - Class B		16,243	509,329
Anheuser-Busch InBev S.A./N.V. - ADR		8,428	415,500
Casey's General Stores, Inc.		1,149	171,798
Coca-Cola (The) Co.		11,312	505,420
Hershey (The) Co.		1,673	216,854
Mondelez International, Inc. - Class A		11,577	591,932
PepsiCo, Inc.		3,595	475,475
			2,886,308
Financials	5.0%
Berkshire Hathaway, Inc. - Class B(a)		3,311	591,047
CME Group, Inc.		846	137,509
M&T Bank Corp.		1,553	161,465
			890,021
Health Care	17.2%
Abbott Laboratories		2,585	236,346
Becton Dickinson and Co.		1,728	413,459
Boston Scientific Corp.(a)		11,900	417,809
Intuitive Surgical, Inc.(a)		598	340,758
Johnson & Johnson		4,400	618,772
Medtronic PLC		4,171	382,481
UnitedHealth Group, Inc.		2,321	684,579
			3,094,204
Industrials	4.0%
Air Lease Corp.		3,039	89,012
Copart, Inc.(a)		1,970	164,042

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Graco, Inc.		4,443	$213,219
Northrop Grumman Corp.		822	252,716
			718,989
Information Technology	27.4%
Adobe, Inc.(a)		1,460	635,553
Keysight Technologies, Inc.(a)		3,790	381,956
Mastercard, Inc. - Class A		2,513	743,094
Microsoft Corp.		5,231	1,064,561
Motorola Solutions, Inc.		1,931	270,591
PayPal Holdings, Inc.(a)		3,499	609,631
salesforce.com, Inc.(a)		1,228	230,041
Synopsys, Inc.(a)		1,634	318,630
Visa, Inc. - Class A		3,497	675,515
			4,929,572
Materials	3.0%
Ecolab, Inc.		701	139,464
Sherwin-Williams (The) Co.		679	392,360
			531,824
TOTAL COMMON STOCKS (Cost $14,423,839)			17,548,709
SHORT-TERM INVESTMENTS	1.8%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 0.13%(b)		331,382	331,382
TOTAL SHORT-TERM INVESTMENTS (Cost $331,382)			331,382
TOTAL INVESTMENTS (Cost $14,755,221)	99.4%		17,880,091
NET OTHER ASSETS (LIABILITIES)	0.6%		107,568
NET ASSETS	100.0%		$17,987,659

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2020 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2020, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	90.4%
Canada	2.8
Belgium	2.3
Ireland	2.1
Total	97.6%
2